Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024
Cash flows from operating activities
Net (loss) income	$ (4,044,012)	$ (1,966,321)	$ 7,053,492	$ 2,744,583
Adjustments to reconcile net loss to net cash:
Depreciation expense	1,501		3,225	2,194
Depreciation and amortization expense	79,433	1,242
Gain on change in fair value of derivative	140,444		168,358	0
Amortization of Right of Use Asset	43,462	290,263	29,215	(246,996)
Amortization of debt discount	295,677	0
Loss on investment			0	1,191,890
Stock based compensation	451,609	0	627,495	0
Changes in operating assets and liabilities:
Sales tax receivable			0	38,376
Accounts receivable	5,228,465	(120,284)	118,502	(113,074)
Marketable securities	(197,741)	581,639	(301,260)	0
Stock payable			0	630,000
Securities receivable	133,066	3,434,113	(3,789,651)	0
Accounts payable	5,820,783	(652,103)	334,486	32,448
Deferred revenue	(949,179)	0	3,864,080	0
Other current liabilities	342,205	2,549,279	141,896	39,082
Inventory	787,955	(243,065)	217,094	(235,988)
Prepaid expenses	(623,090)	179,974	(888,489)	58,767
Payments made on operating lease	(41,130)	0	196,239	254,587
Other current assets			(166,641)	(4,837)
Other assets	46,511	(245,484)
Cash used in operating activities	(3,516,762)	(3,364,533)	(6,498,943)	(1,098,134)
Cash flows from investing activities
Acquisition of property and equipment			(2,543)	0
Cash paid for equity method investment			0	(802,407)
Cash paid for software development			0	0
Acquisition of carbon projects	(605,093)
Cash used in investing activities	(605,093)	0	(7,847)	(802,407)
Cash flows from financing activities
Proceeds from short term loan	49,645	0	0	36,500
Proceeds from convertible notes	4,389,000	1,009,803	2,993,392	0
Debt discount on convertible notes			(141,529)	0
Proceeds from related party loan	80,000	0
Proceeds from issuance of shares and warrants	117,000	1,230,969	1,709,437	4,321,891
Proceeds from long term debt	4,867,484	0
Proceeds from receivables financing obligation	788,800	0
Payments on receivables financing obligation	500,608
Cash provided by financing activities	9,791,321	2,240,772	4,561,300	4,358,391
Effect of translation changes on cash	145,038	(91,958)	(30,868)	10,730
Change in cash and cash equivalents	5,814,504	(1,215,719)	(1,971,054)	2,468,580
Cash, beginning of period	704,346	2,675,400	2,675,400	206,820
Cash, end of period	6,518,850	1,459,681	704,346	2,675,400
Non cash investing and financing activities
Write off of Investment in Silviculture investment			0	(1,500,000)
Issuance of shares upon convertible loan			549,911	0
Issuance of shares upon conversion of loan principal and interest	2,284,148	0
Issuance of commitment shares as debt discount	54,040	0
Derivative recorded for debt discount at inception	350,627
Supplemental disclosures
Cash paid for interest	54,117	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0